PGIM Jennison Focused Growth ETF Expense Example, No Redemption - PGIM Jennison Focused Growth ETF - No Share Class	Aug. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 77
Expense Example, No Redemption, 3 Years	240
Expense Example, No Redemption, 5 Years	417
Expense Example, No Redemption, 10 Years	$ 930